Goodwill (Tables)	6 Months Ended
Sep. 30, 2023
Goodwill [Abstract]
Schedule of Goodwill	Goodwill consisted of the following as of September 30, 2023 and March 31, 2023:
	As of September 30,	As of March 31,
	2023	2023
Goodwill, gross (Note 14)	$5,184,036	$5,184,036
Less: impairment	-	-
Goodwill, net	$5,184,036	$5,184,036

Schedule of Carrying Amount of Goodwill	The changes in the carrying amount of goodwill for the years ended September 30, 2023 and March 31, 2023 were as follow:
	As of September 30,	As of March 31,
	2023	2023
Goodwill	$6,401,208	$10,084,201
Acquisitions (Note 14)	-	5,184,036
Disposal	(1,217,172)	(168,555)
Impairment	-	(7,872,696)
Exchange gain and loss	-	(771,204)
Goodwill, net from discontinued operations (Note 15)	-	(1,271,746)
Goodwill, net	$5,184,036	$5,184,036